1-WA/2260046.4
                                              RYDEX SERIES FUNDS



                                   Supplement
                                     to the
                 Rydex Series Funds Investor/H-Class Prospectus,
                 Rydex Series Funds Advisor/H-Class Prospectus,
                   Rydex Series Funds A-Class Prospectus, and
                      Rydex Series Funds C-Class Prospectus
                              dated August 1, 2004,
                                   and to the
         Rydex Series Funds A-Class Prospectus dated September 1, 2004, and any supplements thereto


   EFFECTIVE DECEMBER 23RD, 2004, THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL
      INFORMATION THAT REPLACES INFORMATION CONTAINED IN THE PROSPECTUS AND
               SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

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o Under the heading "TRANSACTION CUT-OFF TIMES", on page 117 of the
Investor/H-Class Shares Prospectus, page 117 of the Advisor/H-Class Shares Prospectus, page 50 of the A-Class Shares Prospectus and page 118 of the C-Class Shares Prospectus, dated August 1, 2004, and on page 78 of the A-Class Shares Prospectus dated September 1, 2004, the paragraph and table have been deleted and replaced with the following:

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Funds' transfer agent, distributor, or authorized dealer subject to any applicable front-end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

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METHOD                                FUND                                CUT-OFF
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
By Mail                               All Funds                           Market Close
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By Phone                              Benchmark Funds                     3:45 PM Eastern Time
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                                      Sector Funds                        3:30 PM Eastern Time
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                                      Money Market Fund**                 1:00 PM Eastern Time
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By Internet                           Benchmark Funds                     3:50 PM Eastern Time
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                                      Sector Funds                        3:45 PM Eastern Time
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                                      Money Market Fund**                 1:00 PM Eastern Time
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By Financial Intermediary             All Funds                           Market Close*
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

* EACH INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.
** TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M. EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M. EASTERN TIME ARE ENTITLED TO THE CURRENT BUSINESS DAY'S DIVIDEND.

  For more information, please refer to the section "TRANSACTIONS THROUGH YOUR
                  FINANCIAL INTERMEDIARY", in your Prospectus.


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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.